UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Development Director
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth     Milwaukee, Wisconsin    5/13/04
-----------------------   ----------------------  ----------
      (Signature)             (City/State)          (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           96

Form 13F Information Table Value Total:    $ 259,649
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None


Marietta Investment Partners
FORM 13F
31-Mar-04

                                                                                            Voting Authority
                                                                                           ------------------

                               Title of                 Value    Shares/ Sh/ Put/ Invst   Otr
Name of Issuer                  class         CUSIP     (x$1000) Prn Amt Prn Call Dscrtn  Mgr  Sole    Shrd  None
---------------------------    ----------     --------- -------- ------- --- ---- ------  ---  ------  ----  -----
                                                                                    C>
3M CO.                         COM            88579Y101    2,558  31,244  SH       Sole         31,244
ABBOTT LABS                    COM            002824100    1,729  42,075  SH       Sole         39,175        2,900
AFLAC INC.                     COM            001055102      490  12,200  SH       Sole         11,800          400
ALCOA INC.                     COM            013817101      614  17,700  SH       Sole         13,700        4,000
ALTRIA GROUP INC.              COM            02209s103      206   3,788  SH       Sole          3,788
AMERICAN INTL GROUP INC.       COM            026874107   12,896 180,745  SH       Sole        141,574       39,171
AMGEN INC.                     COM            031162100    6,979 120,017  SH       Sole         94,167       25,850
APACHE CORP.                   COM            037411105    5,539 128,312  SH       Sole        100,502       27,810
ASSOCIATED BANC CORP.          COM            045487105      125   2,782  SH       Sole          2,782
AUTOZONE INC.                  COM            053332102    1,095  12,741  SH       Sole         12,041          700
BANK ONE CORP.                 COM            06423A103    1,162  21,312  SH       Sole         20,664          648
BANTA CORP.                    COM            066821109      458   9,897  SH       Sole          9,897
BED BATH & BEYOND INC.         COM            075896100    1,341  32,010  SH       Sole         31,310          700
BERKSHIRE HATHAWAY INC. CL A   COM            084670108    1,773      19  SH       Sole              1           18
BP PLC                         COM            055622104    1,352  26,414  SH       Sole         26,414
BRIGGS & STRATTON CORP.        COM            109043109    1,144  16,960  SH       Sole         14,800        2,160
BRISTOL MYERS SQUIBB           COM            110122108      555  22,895  SH       Sole         21,295        1,600
C2 INC.                        COM            126948108      544  30,200  SH       Sole         30,200
CAMPBELL SOUP CO.              COM            134429109      305  11,200  SH       Sole         11,200
CHEVRONTEXACO CORP.            COM            166764100      837   9,538  SH       Sole          9,538
CHICOS FAS INC.                COM            168615102      308   6,647  SH       Sole          6,047          600
CISCO SYS INC.                 COM            17275R102    4,577 194,208  SH       Sole        157,908       36,300
CITIGROUP INC.                 COM            172967101    8,481 164,041  SH       Sole        133,342       30,699
COACH INC.                     COM            189754104    7,253 176,937  SH       Sole        136,337       40,600
COCA COLA CO.                  COM            191216100      484   9,625  SH       Sole          8,345        1,280
CONOCOPHILLIPS                 COM            20825C104      212   3,034  SH       Sole          3,034
DELL INC.                      COM            24702R101      991  29,491  SH       Sole         28,541          950
DOMINION RES VA NEW            COM            25746U109      607   9,442  SH       Sole          9,442
DOW CHEM CO.                   COM            260543103      932  23,136  SH       Sole         23,136
DU PONT E I DE NEMOURS.        COM            263534109      856  20,283  SH       Sole         20,283
EMERSON ELEC CO.               COM            291011104      944  15,750  SH       Sole         14,950          800
EXPRESS SCRIPTS INC CL A       COM            302182100      348   4,674  SH       Sole          4,674
EXXON MOBIL CORP.              COM            30231G102    3,421  82,256  SH       Sole         76,852        5,404
FASTENAL CO.                   COM            311900104      526   9,800  SH       Sole          2,000        7,800
FISERV INC.                    COM            337738108   10,350 289,349  SH       Sole        209,907       79,442
FLEXTRONICS INTL LTD ORD       COM            Y2573F102    2,802 163,935  SH       Sole        123,535       40,400
GENERAL ELEC CO.               COM            369604103   11,545 378,269  SH       Sole        301,841       76,428
GENTEX CORP.                   COM            371901109      818  18,872  SH       Sole         17,772        1,100
GOLDMAN SACHS GROUP            COM            38141G104    4,982  47,739  SH       Sole         36,389       11,350
ILLINOIS TOOL WKS INC.         COM            452308109    4,595  57,997  SH       Sole         49,397        8,600
INTEL CORP.                    COM            458140100    7,095 260,839  SH       Sole        207,539       53,300
INTERNATIONAL BUSINESS MACHS C COM            459200101    3,577  38,945  SH       Sole         32,145        6,800
ISHARES TR                     MSCI EAFE IDX  464287465      290   2,050  SH       Sole          2,050
JOHNSON & JOHNSON              COM            478160104    3,550  69,990  SH       Sole         52,240       17,750
JOHNSON CTLS INC.              COM            478366107    1,462  24,720  SH       Sole         24,520          200
KIMBERLY CLARK CORP.           COM            494368103    2,285  36,214  SH       Sole         33,460        2,754
KOHLS CORP.                    COM            500255104      725  15,000  SH       Sole         15,000
LOWES COMPANIES                COM            548661107    7,364 131,194  SH       Sole        104,894       26,300
MANPOWER INC.                  COM            56418H100      512  11,000  SH       Sole         11,000
MARSHALL & ILSLEY CORP.        COM            571834100    2,043  54,031  SH       Sole         51,031        3,000
MBNA CORP.                     COM            55262L100    6,442 233,170  SH       Sole        188,670       44,500
MEDTRONIC INC.                 COM            585055106   10,117 211,864  SH       Sole        155,114       56,750
MERCK & CO INC.                COM            589331107    1,876  42,445  SH       Sole         38,480        3,965
MERRILL LYNCH & CO INC.        COM            590188108      931  15,630  SH       Sole         15,430          200
MGIC INVT CORP WIS             COM            552848103    1,676  26,100  SH       Sole         24,000        2,100
MICROSOFT CORP.                COM            594918104    7,299 292,791  SH       Sole        230,091       62,700
MIDCAP SPDR TR                 UNIT SER 1     595635103      260   2,350  SH       Sole          2,350
MOLEX INC CL A                 COM            608554200    5,721 219,625  SH       Sole        165,538       54,087
MORGAN J P & CO INC.           COM            46625H100      456  10,860  SH       Sole         10,860
NATIONAL PRESTO INDS           COM            637215104      266   6,862  SH       Sole          6,862
NEWMONT MINING CORP.           COM            651639106      366   7,840  SH       Sole          7,840
OMNICARE INC.                  COM            681904108    2,260  50,983  SH       Sole         50,033          950
OMNICOM GROUP                  COM            681919106    5,744  71,573  SH       Sole         57,523       14,050
PAYCHEX INC.                   COM            704326107    5,681 159,569  SH       Sole        126,869       32,700
PENFORD CORP.                  COM            707051108      326  19,550  SH       Other        19,550
PENWEST PHARMACEUTICAL         COM            709754105      191  13,059  SH       Other        13,059
PEPSICO INC.                   COM            713448108    1,984  36,852  SH       Sole         36,852
PFIZER INC.                    COM            717081103   11,251 321,005  SH       Sole        286,680       34,325
PPG INDS INC.                  COM            693506107      412   7,064  SH       Sole          7,064
PROCTER & GAMBLE CO.           COM            742718109    4,987  47,550  SH       Sole         39,950        7,600
RIVIANA FOODS INC.             COM            769536103      252   9,000  SH       Sole          9,000
ROYAL DUTCH PETE CO NY REG GLD COM            780257804    1,389  29,200  SH       Sole         27,112        2,088
RUBY TUESDAY INC.              COM            781182100    2,228  69,293  SH       Sole         59,993        9,300
SALOMON BROTHERS FD            COM            795477108      495  40,789  SH       Sole         15,789       25,000
SARA LEE CORP.                 COM            803111103      728  33,320  SH       Sole         33,320
SENSIENT TECH                  COM            81725T100      491  26,314  SH       Sole         26,314
SMITH INVT CO.                 COM            832118103      314   5,700  SH       Sole          5,700
SMUCKER J M CO COM NEW         COM            832696405      214   4,060  SH       Sole          4,060
SNAP ON INC.                   COM            833034101      377  11,648  SH       Sole         11,648
SPDR TR                        UNIT SER 1     78462F103      837   7,400  SH       Sole            600        6,800
STATE STREET CORP.             COM            857477103    9,664 185,390  SH       Sole        144,365       41,025
STRATTEC SEC CORP.             COM            863111100    1,040  16,422  SH       Sole         15,990          432
SYLVAN LEARNING SYS.           COM            871399101      355  10,125  SH       Sole         10,125
SYSCO CORP.                    COM            871829107    5,320 136,227  SH       Sole        105,627       30,600
TARGET CORP.                   COM            87612E106    2,243  49,800  SH       Sole         44,300        5,500
TEXAS INSTRUMENTS INC.         COM            882508104    6,139 210,106  SH       Sole        157,856       52,250
TRI CONTL CORP                 COM            895436103      410  23,831  SH       Sole                      23,831
US BANCORP DEL COM NEW         COM            902973304    2,341  84,671  SH       Sole         84,671
UTSTARCOM INC.                 COM            918076100      608  21,149  SH       Sole         20,099        1,050
WAL MART STORES INC.           COM            931142103    1,270  21,280  SH       Sole         13,880        7,400
WALGREEN CO.                   COM            931422109    6,190 187,864  SH       Sole        151,864       36,000
WEATHERFORD INTL LTD.          COM            G95089101      542  12,900  SH       Sole         12,900
WELLS FARGO CO.                COM            949746101    4,224  74,536  SH       Sole         60,986       13,550
WEYERHAEUSER CO.               COM            962166104      295   4,500  SH       Sole          4,500
XEROX CORP.                    COM            984121103      248  17,000  SH       Sole         17,000
ZIMMER HOLDINGS INC W/I        COM            98956P102    7,552 102,361  SH       Sole         79,751       22,610
REPORT SUMMARY                  96                       259,649